COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Chief Executive Officer [Member]
Loss Contingencies [Line Items]
Annual salary	$ 360,000		$ 360,000
General and Administrative Expense [Member]
Loss Contingencies [Line Items]
New lease payment	229		229
Lease rent	$ 687	$ 687	$ 2,748	$ 2,748